Dividends - Schedule of dividends payable (Parenthetical) (Details)	May 01, 2023 shares
Disclosure Of Interim Dividends Paid [Line Items]
Number of preferred shares converted into common shares	17,482,000
Preferred Stock Issue [Member]
Disclosure Of Interim Dividends Paid [Line Items]
Number of preferred shares converted into common shares	17,482,000